Note 4 - Property and Equipment (Tables)	6 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31,	June 30,
	2013	2013	2012
	(unaudited)
Computer hardware and software	$62	$62	$62
Office furniture and equipment	27	27	27
Machinery and equipment	5,985	5,916	3,630
Leasehold improvements	174	174	163
	6,248	6,179	3,882
Less: accumulated depreciation and amortization	(3,770)	(3,079)	(1,979)
Subtotal	2,478	3,100	1,903
Construction in process (1)	81	61	401
Total	$2,559	$3,161	$2,304